                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Silver Bridge Capital Management LLC
                 ------------------------------------
   Address:      60 State Street
                 ------------------------------------
                 Boston, MA 02109
                 ------------------------------------

Form 13F File Number: 028-03747
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kristin D. Fazio
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   617-526-5804
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Kristin D. Fazio          Boston, Massachusetts   November 16, 2009
   -------------------------------    ---------------------   -----------------
            [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 149
                                        --------------------

Form 13F Information Table Value Total: $482,610
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

           ITEM 1                  ITEM 2        ITEM 3  ITEM 4       ITEM 5       ITEM 6 ITEM 7        ITEM 8
------------------------------ -------------- --------- ------- ----------------- ------- ------ --------------------
                                                          VALUE  SH/PRN  SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
           ISSUER              TITLE OF CLASS     CUSIP (x1000)  AMOUNT  PRN CALL DISCRTN MGRS    SOLE  SHARED   NONE
3M COMPANY                           COM      88579Y101    5591    75755 SH         SOLE          75755    0        0
ABBOTT LABORATORIES                  COM      002824100     594    12015 SH         SOLE          12015    0        0
ACCENTURE LTD                       CL A      G1151C101    2546    68301 SH         SOLE          68301    0        0
ACE LIMITED                          ORD      H0023r105    6513   121833 SH         SOLE         114518    0     7315
AFLAC INC                            COM      001055102    9180   214792 SH         SOLE         200232    0    14560
AIR PRODUCTS & CHEMICALS INC         COM      009158106     714     9200 SH         SOLE           9200    0        0
ALLSTATE CORP                        COM      020002101     661    21600 SH         SOLE          21600    0        0
AMERICAN EXPRESS COMPANY             COM      025816109    2169    63972 SH         SOLE          63972    0        0
AMGEN INC                            COM      031162100    6923   114942 SH         SOLE         103683    0    11259
ANADARKO PETE CORP                   COM      032511107     244     3882 SH         SOLE           3882    0        0
ANALOG DEVICES INC                   COM      032654105   20561   745516 SH         SOLE         474484    0   271032
APACHE CORP                          COM      037411105     352     3835 SH         SOLE           3835    0        0
APPLE INC                            COM      037833100    9630    51957 SH         SOLE          47349    0     4608
AT&T INC                             COM      00206R102     466    17240 SH         SOLE          17240    0        0
AUTOMATIC DATA PROCESS INC           COM      053015103     421    10722 SH         SOLE          10722    0        0
BANK NEW YORK MELLON INC             COM      064058100    1557    53703 SH         SOLE          53703    0        0
BANK OF AMERICA CORP                 COM      060505104     559    33063 SH         SOLE          33063    0        0
BAXTER INTERNATIONAL INC             COM      071813109     496     8696 SH         SOLE           8696    0        0
BECTON DICKINSON & COMPANY           COM      075887109    7097   101742 SH         SOLE          94540    0     7202
BERKSHIRE HATHAWAY INC              CL A      084670108    3030       30 SH         SOLE             30    0        0
BERKSHIRE HATHAWAY INC              CL B      084670207     498      150 SH         SOLE            150    0        0
BLACKSTONE GROUP LP             COM UNIT LTD  09253u108     234    16450 SH         SOLE          16450    0        0
BMC SOFTWARE                         COM      055921100    1803    48034 SH         SOLE          37072    0    10962
BP PLC                            SPON ADR    055622104    1466    27533 SH         SOLE          27533    0        0
BRISTOL MYERS SQUIBB                 COM      110122108    7085   314628 SH         SOLE         314628    0        0
CARNIVAL CORP                        COM      143658300     337    10132 SH         SOLE          10132    0        0
CATERPILLAR INC                      COM      149123101     937    18255 SH         SOLE          18255    0        0
CEDAR FAIR LP                  DEPOSITRY UNIT 150185106     105    10000 SH         SOLE          10000    0        0
CELGENE CORP                         COM      151020104    4500    80502 SH         SOLE          70557    0     9945
CHESAPEAKE ENERGY CORP               COM      165167107    9788   344660 SH         SOLE         307890    0    36770
CHEVRONTEXACO CORP                   COM      166764100    7536   107003 SH         SOLE         107003    0        0
CHIMERA INVESTMENT GROUP             COM      16934Q109     248    65000 SH         SOLE          65000    0        0
CISCO SYSTEMS INC                    COM      17275R102   10171   432058 SH         SOLE         400219    0    31839
CLOROX COMPANY                       COM      189054109     448     7623 SH         SOLE           1627    0     5996
COCA COLA COMPANY                    COM      191216100     933    17377 SH         SOLE          17377    0        0
COLGATE-PALMOLIVE COMPANY            COM      194162103    8121   106458 SH         SOLE          99052    0     7406
CONOCOPHILLIPS                       COM      20825C104     659    14600 SH         SOLE          14600    0        0
CONSOLIDATED EDISON                  COM      209115104     888    21695 SH         SOLE          21695    0        0
COOPER INDUSTRIES LTD               CL A      G24140108     616    16397 SH         SOLE           3703    0    12694
COSTCO WHOLESALE CORP                COM      22160K105     553     9800 SH         SOLE           2145    0     7655
COVIDIEN LTD                      SPNS ADR    G2554F105     522    12068 SH         SOLE          12068    0        0
CVS CORP                             COM      126650100    8505   237971 SH         SOLE         216985    0    20986
DELL INC                             COM      24702R101     551    36079 SH         SOLE          36079    0        0
DENTSPLY INTERNATIONAL INC           COM      249030107      41     1200 SH         SOLE           1200    0        0
DOLLAR TREE STORES                   COM      256746108     432     8870 SH         SOLE           8870    0        0
DOVER CORP                           COM      260003108     668    17243 SH         SOLE           3669    0    13574
DYNEGY INC                          CL A      26817G102      40    15500 SH         SOLE          15500    0        0
EATON CORP                           COM      278058102    4109    72604 SH         SOLE          72604    0        0
ELI LILLY & COMPANY                  COM      532457108     268     8115 SH         SOLE           8115    0        0
EMERSON ELECTRIC COMPANY             COM      291011104    4145   103419 SH         SOLE         103419    0        0
ENCANA CORP                          COM      292505104      69     1200 SH         SOLE           1200    0        0
ENERGY SELECT SECTOR SPDR ETF   SBI INT-ENERG 81369Y506     307     5690 SH         SOLE           5690    0        0
ENERGY TRANSFER EQUITY LP      COM UT LTF PTN 29273V100     424    15150 SH         SOLE          15150    0        0
ENSCO INTERNATIONAL INC              COM      26874Q100    4489   105520 SH         SOLE         105520    0        0
ENTERPRISE GP HOLDINGS LP        UNIT LP INT  293716106     296    10000 SH         SOLE          10000    0        0
EOG RESOURCES INC                    COM      26875P101     600     7188 SH         SOLE           1534    0     5654
EXXON MOBIL CORP                     COM      30231G102   16223 236456.8 SH         SOLE         236457    0        0
FIRST SOLAR INC                      COM      336433107     776     5075 SH         SOLE           1095    0     3980
FLUOR CORP                           COM      343412102     453     8910 SH         SOLE           1920    0     6990
FPL GROUP INC                        COM      302571104    1290    23358 SH         SOLE          23358    0        0
FRANKLIN STREET PROPERTIES           COM      35471R106    1227    93693 SH         SOLE          93693    0        0
GENERAL ELECTRIC COMPANY             COM      369604103   11575 704959.5 SH         SOLE         704959    0        0

GENERAL MILLS INC                    COM      370334104     212     3290 SH         SOLE           3290    0        0
GENZYME CORP COMPANY                 COM      372917104    4405    77641 SH         SOLE          69121    0     8520
GILEAD SCIENCES INC                  COM      375558103     477    10260 SH         SOLE          10260    0        0
GLAXOSMITHKLINE PLC               SPON ADR    37733W105     256     6470 SH         SOLE           6470    0        0
GOLDCORP INC                         COM      380956409     431    10667 SH         SOLE          10667    0        0
GOLDMAN SACHS GROUP                  COM      38141G104     350     1900 SH         SOLE           1900    0        0
GOOGLE INC                          CL A      38259P508      57      115 SH         SOLE            115    0        0
HESS CORPORATION                     COM      42809H107     438     8200 SH         SOLE           8200    0        0
HEWLETT PACKARD COMPANY              COM      428236103     841    17824 SH         SOLE           8776    0     9048
HOLOGIC INC                          COM      436440101    5449   333446 SH         SOLE         300275    0    33171
HONEYWELL INTERNATIONAL INC          COM      438516106     575    15491 SH         SOLE          15491    0        0
IBM CORP                             COM      459200101   17914   149772 SH         SOLE         149772    0        0
ILLINOIS TOOL WORKS INC              COM      452308109     861    20160 SH         SOLE          20160    0        0
INTEL CORP                           COM      458140100    5187   265062 SH         SOLE         265062    0        0
ISHARES MSCI EAFE               MSCI EAFE IDC 464287465   23769   434699 SH         SOLE         433024    0     1675
ISHARES MSCI EAFE GROWTH        MSCI GRW IDX  464288885     450     8430 SH         SOLE           8430    0        0
ISHARES MSCI EAFE VALUE         MSCI VAL IDX  464288877     534    10435 SH         SOLE          10435    0        0
ISHARES MSCI EMERGING MARKETS  MSCI EMERG MKT 464287234   17230   442821 SH         SOLE         440961    0     1860
ISHARES MSCI JAPAN               MSCI JAPAN   464286848     310    31185 SH         SOLE          31185    0        0
ISHARES RUSSELL 2000            RUSSELL 2000  464287655   20322   337350 SH         SOLE         335555    0     1795
ISHARES RUSSELL 3000 INDEX FUN  RUSSELL 3000  464287689     314     5065 SH         SOLE           5065    0        0
ISHARES S&P 500/GROWTH           S&P500 GRW   464287309     576    10665 SH         SOLE          10665    0        0
ISHARES S&P GLOBAL 100         S&P GLB100INDX 464287572      50      865 SH         SOLE            865    0        0
JOHNSON & JOHNSON                    COM      478160104   13907   228399 SH         SOLE         228399    0        0
JP MORGAN CHASE & COMPANY            COM      46625H100    9743   222343 SH         SOLE         207368    0    14975
KELLOGG COMPANY                      COM      487836108     728    14790 SH         SOLE           3300    0    11490
KINROSS GOLD CORP                COM NO PAR   496902404     434    20000 SH         SOLE          20000    0        0
KRAFT FOODS INC                     CL A      50075N104    4304   163848 SH         SOLE         163848    0        0
L-3 COMMUNICATIONS HOLDINGS IN       COM      502424104    5304    66041 SH         SOLE          66041    0        0
LINEAR TECHNOLOGY CORP               COM      535678106      69     2500 SH         SOLE           2500    0        0
LOCKHEED MARTIN CORP                 COM      539830109     964    12340 SH         SOLE          12340    0        0
MCDONALDS CORP                       COM      580135101    7800   136667 SH         SOLE         125230    0    11437
MEDCO HEALTH SOLUTIONS INC           COM      58405U102     753    13609 SH         SOLE          13609    0        0
MEDTRONIC INC                        COM      585055106     568    15425 SH         SOLE          15425    0        0
MEMC ELECTRONIC MATERIALS            COM      552715104    3977   239167 SH         SOLE         239167    0        0
MERCK & COMPANY INC                  COM      58933Y105     209     6620 SH         SOLE           6620    0        0
MICROSOFT CORP                       COM      594918104   11152   433580 SH         SOLE         401938    0    31642
MONSANTO COMPANY                     COM      61166W101    3949    51016 SH         SOLE          51016    0        0
MORGAN STANLEY                     COM NEW    617446448    4574   148116 SH         SOLE         129641    0    18475
MOSAIC CO COM                        COM      61945A107    1805    37548 SH         SOLE          37548    0        0
NATIONAL-OILWELL INC                 COM      637071101     349     8095 SH         SOLE           1760    0     6335
NIKE INC                            CL B      654106103    7231   111768 SH         SOLE         105903    0     5865
NOBLE CORP                           COM      H5833N103     935    24633 SH         SOLE           5349    0    19284
NORFOLK SOUTHERN CORP                COM      655844108     584    13550 SH         SOLE          13550    0        0
NUSTAR GP HOLDINGS LLC         UNIT RESTG LLC 67059L102     362    14600 SH         SOLE          14600    0        0
OCCIDENTAL PETROLEUM CORP            COM      674599105    1270    16198 SH         SOLE          16198    0        0
ORACLE CORP                          COM      68389X105    1784    85613 SH         SOLE          85613    0        0
PAYCHEX INC                          COM      704326107      44     1500 SH         SOLE           1500    0        0
PENN VIRGINIA GROUP LP         COM UNIT R LIM 70788P105     128    10000 SH         SOLE          10000    0        0
PEPSICO INC                          COM      713448108    2241    38195 SH         SOLE          38195    0        0
PFIZER INC                           COM      717081103    1252    75669 SH         SOLE          75669    0        0
PHILIP MORRIS INTERNATIONAL          COM      718172109    4486    92033 SH         SOLE          92033    0        0
PLAINS ALL AMERICAN PIPELINE   UNIT LTD PARTN 726503105     160     3450 SH         SOLE           3450    0        0
PROCTER & GAMBLE COMPANY             COM      742718109   13070   225654 SH         SOLE         225654    0        0
QUALCOMM INC                         COM      747525103     562    12500 SH         SOLE           4580    0     7920
QUESTAR CORP                         COM      748356102     384    10220 SH         SOLE          10220    0        0
REGENCY ENERGY PARTNERS LP      COM UNITS L P 75885Y107     227    11600 SH         SOLE          11600    0        0
RESEARCH IN MOTION LIMITED           COM      760975102    5653    83583 SH         SOLE          76448    0     7135
RIO TINTO PLC                   SPONSORED ADR 767204100    1935    11364 SH         SOLE          11364    0        0
ROYAL DUTCH SHELL PLC            SPON ADR A   780259206     619    10820 SH         SOLE          10820    0        0
SCHLUMBERGER LTD                     COM      806857108    5634    94538 SH         SOLE          94538    0        0
SHERWIN-WILLIAMS COMPANY             COM      824348106     371     6160 SH         SOLE           6160    0        0
SPDR TRUST SER 1                 UNIT SER 1   78462F103    5743    54393 SH         SOLE          51223    0     3170
STANDEX INTERNATIONAL CORP           COM      854231107    1381    69628 SH         SOLE          69628    0        0
STATE STREET CORP                    COM      857477103    6131   116562 SH         SOLE         108127    0     8435
STRYKER CORP                         COM      863667101     749    16494 SH         SOLE           6164    0    10330
SUNCOR ENERGY INC                    COM      867224107     145     4200 SH         SOLE           4200    0        0
SYSCO CORP                           COM      871829107     162     6510 SH         SOLE           6510    0        0
TARGET CORP                          COM      87612E106    4439    95095 SH         SOLE          81659    0    13436
TEVA PHARMACEUTICAL                  ADR      881624209    7380   145959 SH         SOLE         132503    0    13456
TEXAS INSTRUMENTS INC                COM      882508104     746    31469 SH         SOLE           8890    0    22579

THERMO FISHER SCIENTIFIC INC         COM      883556102     306     7005 SH         SOLE           1510    0     5495
THOMAS & BETTS CORP                  COM      884315102     859    28548 SH         SOLE           6230    0    22318
TRANSOCEAN INC                       COM      H8817H100    4857    56790 SH         SOLE          47996    0     8794
UNION PACIFIC CORP                   COM      907818108    1886    32318 SH         SOLE          32318    0        0
UNITED HEALTH GROUP INC              COM      91324P102     504    20145 SH         SOLE          20145    0        0
UNITED PARCEL SERVICE                CL B     911312106     486     8605 SH         SOLE           1940    0     6665
UNITED TECHNOLOGIES CORP             COM      913017109    9495   155842 SH         SOLE         155842    0        0
US BANCORP                           COM      902973304    1063    48619 SH         SOLE          33124    0    15495
VANGUARD ENERGY VIPERS ETF        ENERGY ETF  92204A306     311     3900 SH         SOLE           3900    0        0
VEOLIA ENVIRONNEMENT            SPONSORED ADR 92334N103     498    12950 SH         SOLE           2805    0    10145
VERIZON COMMUNICATIONS INC           COM      92343V104    7165   236693 SH         SOLE         211803    0    24890
WAL MART STORES INC                  COM      931142103    5298   107918 SH         SOLE         107918    0        0
WALGREEN COMPANY                     COM      931422109     407    10855 SH         SOLE          10855    0        0
WELLS FARGO & COMPANY                COM      949746101    8189   290589 SH         SOLE         270406    0    20183
WYETH                                COM      983024100     493    10158 SH         SOLE          10158    0        0
YAMANA GOLD INC                      COM      98462Y100     146    13600 SH         SOLE          13600    0        0